Silver metals delivery agreement (Details Narrative) - Silver Agreement $ in Millions	1 Months Ended
Dec. 19, 2024 USD ($)
Statement [Line Items]
Description of monthly purchases and deliveries	for monthly purchases and deliveries of 18,500 ounces of silver for a period of 36 months starting in January 2026
Outstanding indebtedness	$ 1.4
Fair value of the metals contract liability	$ 19.8